Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating activities
Net loss	$ (1,960,638)	$ (5,140,013)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,830	6,788
Stock-based compensation expense	332,219	937,308
Non-cash interest expense	13,389	52,120
Change in fair value of warrant liability and unit purchase option liability	3,761	47,104
Changes in assets and liabilities:
Grants receivable	(54,891)	0
Prepaid expenses and other assets	141,650	170,009
Restricted cash	(9,098)	0
Accounts payable	(414,333)	(71,398)
Accrued expenses and other liabilities	(303,452)	291,522
Net cash used in operating activities	(2,245,563)	(3,706,560)
Investing activities
Purchase of property and equipment	(1,801)	(8,898)
Net cash used in investing activities	(1,801)	(8,898)
Financing activities
Proceeds from sale of shares under common stock purchase agreements	1,186,564	0
Principal payments on term debt	(874,700)	(803,900)
Payment of financing costs	(190,905)	(40,968)
Net cash provided by (used in) financing activities	120,959	(844,868)
Decrease in cash and cash equivalents	(2,126,405)	(4,560,326)
Cash and cash equivalents at beginning of period	5,127,958	21,161,967
Cash and cash equivalents at end of period	3,001,553	16,601,641
Supplemental disclosures of cash flow information
Cash paid for interest	44,003	111,878
Supplemental disclosures of noncash financing activities
Accrued financing costs	$ 11,025	$ 0